Off-Balance Sheet Commitments	6 Months Ended
Jun. 30, 2020
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Off-Balance Sheet Commitments
2.5.4 Off-Balance Sheet Commitments
As of the date of this report, the Group has no
off-balance
sheet commitments to be reported other than those described in the disclosure note 5.33 from its 2019 year-end
financial statements.